Significant Accounting Policies (Earnings Per Share - Reconciliation of net income to net income available to common shareholders) (Details) (USD $)	3 Months Ended							9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Earnings Available To Common Shareholders
Net Income	$ 554,000	$ 670,000	$ 731,000	$ 430,000	$ 486,000	$ 418,000	$ 461,000	$ 1,954,949	$ 1,365,428	$ 1,795,375	$ 1,842,913
Preferred Stock Dividends	110,000	110,000	110,000	110,000	110,000	110,000	110,000	330,000	330,000	440,000	666,453
Deemed Dividends On Preferred Stock From Net Accretion Of Preferred Stock								0		0	18,816
Income	$ 444,000	$ 560,000	$ 621,000	$ 320,000	$ 376,000	$ 308,000	$ 351,000	$ 1,624,949	$ 1,035,428	$ 1,355,375	$ 1,157,644